UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    __March 31, 1999______

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookhaven Capital Management
Address:  3000 Sand Hill Road #3-105___
          Menlo Park, Ca 94025_________

Form 13F File Number:    28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kathleen Orteig______________
Title:    Operations Manager___________
Phone:    650-854-5544_________________

Signature, Place and Date of Signing:

     ____Kathleen_Orteig__________      Menlo Park, CA___    ___5/6/99__
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           _____0_    ____

Form 13F Information Table Entry Total:      _____57____  __

Form 13F Information Table Value Total:      $175,260,986.68


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER               TITLE OF   CUSIP          VALUE             SHARES
INV. OTHER          AUTH
                             CLASS                X1000
DISC MGR

[DATA]
SOUTHERN PACIFIC FUNDING CORP     BOND         DDDDD6AA7    $2,520,800.00
15755000 SH    Sole     0      15,755,000.00
SOUTHERN PACIFIC FDG CORP         BOND         FFF576AB5    $2,641,000.00
6950000 SH     Sole     0       6,950,000.00
APPLE COMPUTER INC                OTC IS       37833100     $323,437.50    9000
SH        Sole     0           9,000.00
ALASKA AIR GROUP INC W/RTS TO     COMMON       11659109     $1,425,000.00  30000
SH       Sole     0          30,000.00
WTS ALZA CORP                     OTC IS       22615157     $8,252.66      52817
SH       Sole     0          52,817.00
APPLIED MAGNETICS CORP            COMMON       38213104     $2,587,916.88
618010 SH      Sole     0         618,010.00
***ASHANTI GOLDFIELDS LTD-GDR     COMMON       43743202     $2,920,190.00
333736 SH      Sole     0         333,736.00
BERKLEY PETROEUM CORP             OTC IS       08449G106    $169,117.74    24600
SH       Sole     0          24,600.00
BETHLEHEM STEEL  CORP             COMMON       87509105     $1,322,475.00
160300 SH      Sole     0         160,300.00
CATERPILLAR INC                   COMMON       149123101    $2,296,875.00  50000
SH       Sole     0          50,000.00
***CAMBIOR INC                    COMMON       13201L103    $1,406,000.00
351500 SH      Sole     0         351,500.00
COEUR D ALENE MINES CORP          COMMON       192108108    $1,904,100.00
461600 SH      Sole     0         461,600.00
CASH TECHNOLOGIES INC             OTC IS       147910103    $311,593.75    29500
SH       Sole     0          29,500.00
FAXSAV INC                        OTC IS       31210L104    $19,158,787.50
2492200 SH     Sole     0       2,492,200.00
FUSION MEDICAL TECHNOLOGIES       OTC IS       361128101    $335,475.00    63900
SH       Sole     0          63,900.00
HECLA MNG CO                      COMMON       422704106    $675,100.00
251200 SH      Sole     0         251,200.00
HOMESTAKE MINING CO               COMMON       437614100    $381,225.00    44200
SH       Sole     0          44,200.00
REDHOOK ALE BREWERY INC           OTC IS       757473103    $2,551,792.88
551739 SH      Sole     0         551,739.00
INACOM CORP                       COMMON       45323G109    $126,325.00    16300
SH       Sole     0          16,300.00
INTRENET INC                      OTC IS       461190100    $14,780,984.63
4077513 SH     Sole     0       4,077,513.00
***ISPAT INTERNATIONAL NV-CL A    COMMON       464899103    $6,687,800.00
899200 SH      Sole     0         899,200.00
***KINROSS GOLD CORP              COMMON       496902107    $149,823.13    70505
SH       Sole     0          70,505.00
KOMAG INC                         OTC IS       500453105    $2,534,687.50
578900 SH      Sole     0         578,900.00
MICROAGE INC                      OTC IS       594928103    $6,026,450.00
1121200 SH     Sole     0       1,121,200.00
MARINE TRANS CORP                 OTC IS       567912100    $39,100.00     13600
SH       Sole     0          13,600.00
MAXTOR CORP                       OTC IS       577729205    $11,281,637.50
1597400 SH     Sole     0       1,597,400.00
NEW CENTURY FINANCIAL CORP        OTC IS       64352D101    $17,667,625.00
1487800 SH     Sole     0       1,487,800.00
NIKE INC  CL B                    COMMON       654106103    $2,307,500.00  40000
SH       Sole     0          40,000.00
NATIONAL STEEL CORP-CL B          COMMON       637844309    $3,700,125.00
448500 SH      Sole     0         448,500.00
NUCOR CORP                        COMMON       670346105    $308,437.50    7000
SH        Sole     0           7,000.00
OMI CORP NEW                      COMMON       Y6476W104    $2,746,800.00
1373400 SH     Sole     0       1,373,400.00
OVERSEAS SHIPHOLDING GROUP        COMMON       690368105    $174,375.00    15000
SH       Sole     0          15,000.00
The Pepsi Bottling Group Inc      OTC IS       713409100    $216,875.00    10000
SH       Sole     0          10,000.00
PYRAMID BREWERIES INC             OTC IS       747135101    $1,484,568.75
848325 SH      Sole     0         848,325.00
CALL BARRICK GOLD APR 015 AMEX    CALL         0679019DC    $656,250.00    3000
CALL      Sole     0           3,000.00
CALL ADAPTEC INC  APR 020 AMEX    CALL         00651F9DD    $650,000.00    2000
CALL      Sole     0           2,000.00
CALL BETH STEEL  APR 005 CBOE     CALL         0875099DA    $993,750.00    3000
CALL      Sole     0           3,000.00
CALL MAXTOR CORP  APR 7.5****     CALL         5777299DU    $3,687.50      59
CALL        Sole     0              59.00
CALL MAXTOR CORP  MAY 005 ****    CALL         5777299EA    $256,250.00    1000
CALL      Sole     0           1,000.00
QUANTUM CORP                      OTC IS       747906105    $900,000.00    50000
SH       Sole     0          50,000.00
CALL READ RITE CP APR 010 ****    CALL         7552469DB    $20,500.00     1640
CALL      Sole     0           1,640.00
CALL RTI INTL MET JUN 010 ****    CALL         74973W9FB    $3,281.25      25
CALL        Sole     0              25.00
CALL BOSTON BEER  JUN 07.5****    CALL         1005579FU    $27,500.00     200
CALL       Sole     0             200.00
CALL SEAGATE TECH APR 015 AMEX    CALL         8118049DC    $1,725,750.00  1170
CALL      Sole     0           1,170.00
CALL USX-US STEEL  APR 22.5AMEX   CALL         90337T9DX    $360,000.00    2400
CALL      Sole     0           2,400.00
READ RITE CORP                    OTC IS       755246105    $1,252,812.50
190000 SH      Sole     0         190,000.00
ROUGE INDUSTRIES INC CL A (DEL)   COMMON       779088103    $4,758,250.00
543800 SH      Sole     0         543,800.00
RMI TITANIUM CO                   COMMON       74973W107    $15,295,000.00
1529500 SH     Sole     0       1,529,500.00
BOSTON BEER CO INC - CL A         COMMON       100557107    $9,541,800.00
1231200 SH     Sole     0       1,231,200.00
SED INTERNATIONAL HOLDINGS INC    OTC IS       784109100    $2,085,510.63
725395 SH      Sole     0         725,395.00
SEAGATE TECHNOLOGY INC            COMMON       811804103    $8,366,187.50  45000
SH       Sole     0          45,000.00
SOUTHERN PACIFIC FUNDING CORP     OTC IS       843576109    $679,104.38
4346268 SH     Sole     0       4,346,268.00
SHOWPOWER INC                     COMMON       825396104    $482,400.00    96480
SH       Sole     0          96,480.00
TEEKAY SHIPPING CORP              COMMON       V89564104    $917,400.00    55600
SH       Sole     0          55,600.00
***TVX GOLD INC                   COMMON       87308K101    $4,797,000.00
3324600 SH     Sole     0       3,324,600.00
USX-U S STEEL GROUP               COMMON       90337T101    $8,225,000.00
350000 SH      Sole     0         350,000.00
EXCEL TECHNOLOGY INC              COMMON       30067T103    $91,300.00     8800
SH        Sole     0           8,800.00

TOTALS                                                      $175,260,986.68




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